NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
NOTES PAYABLE

8. NOTES PAYABLE

On September 17, 2019, the Company executed a Promissory Note pursuant to which Polar, extended a loan in the principal amount of $14.0 million to the Company (the “Polar Note”). The Polar Note bore interest at a fixed rate of 8% per annum and required monthly interest-only payments. On September 1, 2020, we extended the maturity of the Polar Note from October 1, 2020 to March 31, 2021, at which time the entire outstanding principal balance of $8.8 million and accrued and unpaid interest was to be due and payable. On September 30, 2020, we paid the extension or renewal fee, which was 4% of the unpaid principal balance. The principal balance of the Polar Note as of December 31, 2020, consisted of cash received, less cash repayments from property sales of $6.3 million and Original Issue Discount (“OID”) of $1.4 million. The OID was recorded on the accompanying condensed consolidated balance sheets as a direct deduction from the principal of the Polar Note and was recognized as interest expense over the term of the Polar Note commencing on September 17, 2019 through October 1, 2020. There was no unrecognized OID as of September 30, 2021 or December 31, 2020.

The Company incurred approximately $1.1 million in legal and underwriting costs related to the transaction. These costs were recorded as debt issuance costs on the accompanying consolidated balance sheets as a direct deduction from the principal of the Polar Note and were amortized over the term of the Polar Note. During the first quarter of 2021, prior to maturity, the Polar Note was paid in full, primarily from available cash on hand and proceeds of property sales and all unamortized debt issuance costs were expensed.

On April 22, 2020, the Company received an Economic Injury Disaster Loan of $10,000 from the Small Business Administration (“SBA”) to provide economic relief during the COVID-19 pandemic. This loan advance is not required to be repaid, has no stipulations on use, and has been recorded as fees and other income in the condensed consolidated statements of operations during fiscal 2020. On August 17, 2020, we received an additional Economic Injury Disaster Loan (“EIDL”) of $150,000, for which principal and interest payments are deferred for twelve months from the date of issuance, and interest accrues at 3.75% per year. The loan matures on August 17, 2050. We have used the funds for general corporate purposes to alleviate economic injury caused by the COVID-19 pandemic, which economic injury included abating or deferring rent to certain tenants (primarily retail tenants).

On April 30, 2020, the Company received a Paycheck Protection Program (“PPP”) loan of $0.5 million from the SBA to provide additional economic relief during the COVID-19 pandemic. The PPP loan, less the $10,000 related to the EIDL received on April 22, 2020, was forgiven by the SBA prior to December 31, 2020, and the remaining $10,000 was fully forgiven in January 2021, upon repeal of the EIDL holdback requirements. On June 5, 2020, the period in which the loan could be utilized was extended to 24 weeks. The unforgiven portion of the PPP loan was recorded in accounts payable and accrued liabilities on the Consolidated Balance Sheets as of December 31, 2020. During the quarter ended March 31, 2021, the forgiven amount totaling $10,000 was recorded as a gain on extinguishment of debt in the Consolidated Statement of Operations. We have used the funds received from the PPP loan to cover payroll related costs.

On April 1, 2021, our wholly-subsidiary, Dubose Model Homes Investors #203 LP (“DMH 203”), issued an unsecured promissory note with LGD Investments Ltd (“LGD”) for $330,000 with an interest rate of 4% per annum and a maturity date of April 30, 2022. LGD Investments is owned and controlled by one of our directors, Larry Dubose. During April and May 2021, DMH 203 paid LGD $2,200 in interest related to the promissory note. On June 1, 2021, the Company assumed the promissory note from LGD a face value for $330,000 with no other changes in the terms of the note. The note payable and note receivable, including interest expense and interest income related to this promissory note during June 2021 were eliminated through consolidation.

On September 3, 2021, we issued promissory notes to our majority owned subsidiary Dubose Model Home Investors 202 LP and Dubose Model Home Investors 204 LP for the refinancing of four model home properties in Texas and Wisconsin, for $0.9 million with an interest rate of 3.0% per annum and a maturity date of November 15, 2022. These notes payable and note receivable, including interest expense and interest income related to this promissory note, are eliminated through consolidation on our financial statements.

On August 17, 2021, we issued a promissory note to our majority owned subsidiary NetREIT Highland for the acquisition of the Mandolin property in Houston Texas, for $1.56 million with an interest rate of 4.0% per annum and a maturity date of August 17, 2022. This note payable and note receivable, including interest expense and interest income related to this promissory note, are eliminated through consolidation on our financial statements.

8. NOTE PAYABLE

On September 17, 2019, the Company executed a Promissory Note pursuant to which Polar Multi-Strategy Master Fund (“Polar”), extended a loan in the principal amount of $14.0 million to the Company (“Polar Note”). The Polar Note bears interest at a fixed rate of 8% per annum and requires monthly interest-only payments. On September 1, 2020, we extended the maturity of the Polar Note from October 1, 2020 to March 31, 2021, at which time the entire outstanding principal balance of $8.8 million and accrued and unpaid interest will be due and payable. On September 30, 2020, we paid the extension or renewal fee, which was 4% of the unpaid principal balance. The Company may repay the Polar Note at any time, subject to the payment of an Optional Redemption Fee (as defined in the Note), if applicable. Such fee is not applicable to repayments made from the proceeds of property sales.

The principal balance of the Note as of December 31, 2020 consists of cash received, less cash repayments from property sales of $6.3 million and Original Issue Discount (“OID”) of $1.4 million. The OID was recorded on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and was recognized as interest expense over the term of the Note commencing on September 17, 2019 through October 1, 2020. There was no unrecognized OID as of December 31, 2020. The accretion of the OID recognized during the year ended December 31, 2020 was $1.0 million.

The Company incurred approximately $1.1 million in legal and underwriting costs related to the transaction. These costs have been recorded as debt issuance costs on the accompanying consolidated balance sheets as a direct deduction from the principal of the Note and are being amortized over the term of the Note. Amortization expense totaling approximately $0.9 million was included in interest expenses for the year ended December 31, 2020, in the accompanying condensed consolidated statements of operations. The unamortized debt issuance costs related to the 4% renewal fee for the loan extension totaled $0.4 million to be amortized over the extended term of the Note, of which the Company recognized $0.2 million through December 31, 2020.

Under the terms of the Polar Note, the Company is subject to certain financial covenants including maintaining a debt to property fair value ratio of no greater than 75%. As of December 31, 2020, the Company is in compliance with such covenants.

On April 22, 2020, the Company received an Economic Injury Disaster Loan (“EIDL”) of $10,000 from the Small Business Administration (“SBA”) which will provide economic relief during the COVID-19 pandemic. This loan advance is not required to be repaid, has no stipulations on use, and has been recorded as fees and other income in the Condensed Consolidated Statements of Operations during fiscal 2020. On August 17, 2020 we received an additional EIDL of $0.2 million, for which principal and interest payments are deferred for twelve months from the date of issuance, and interest accrues at 3.75% per year. The loan matures on August 17, 2050. We utilized the funds for general corporate purposes to alleviate economic injury caused by the COVID-19 pandemic, which economic injury included abating or deferring rent to certain tenants (primarily retail tenants).

On April 30, 2020, the Company received a Paycheck Protection Program (“PPP”) loan of $0.5 million from the SBA which will provide additional economic relief during the COVID-19 pandemic. The PPP loan, less the $10,000 related to the EIDL received on April 22, 2020, was forgiven by the SBA prior to December 31, 2020 and the remaining $10,000 was fully forgiven in January 2021 upon repeal of the EIDL holdback requirements. On June 5, 2020, the period over which the loan could be utilized was extended to 24 weeks. The unforgiven portion of the PPP loan was recorded in accounts payable and accrued liabilities on the Consolidated Balance Sheets as of December 31, 2020, while the forgiven portion was recorded a gain on extinguishment of debt in the Consolidated Statement of Operations. We have used the funds to cover payroll related costs.